KinerjaPay Corp. - Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	728,653	15,886	2,078,804	25,034
Depreciation expense	86	0	86	0
Total general and administrative expenses	728,739	15,886	2,078,890	25,034
Loss from operations	(728,739)	(15,886)	(2,078,890)	(25,034)
Other income (expenses) :
Interest expense	109	(3,585)	106	(6,900)
Amortization of debt discount	0	(8,921)	0	(24,896)
Loss on extinguishment of debt	0	0	(9,003)	0
Total costs and expenses	(728,630)	(28,392)	(2,087,787)	(56,830)
Net loss before income taxes	(728,630)	(28,392)	(2,087,787)	(56,830)
Provision for income tax	0	0	0	0
Net loss	$ (728,630)	$ (28,392)	$ (2,087,787)	$ (56,830)
(Loss) per common share - basic and diluted	$ (0.10)	$ (0.00)	$ (0.30)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted	7,592,630	135,249,990	7,006,372	135,249,991